INVESTMENTS (Details) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares
Cost	$ 7,055	$ 19,909
Accumulated Unrealized Gain (Loss)	3,225	40,148
Fair Value	$ 10,280	$ 60,057
Levon Resources Ltd [Member]
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares	37,000	40,000
Cost	$ 1,957	$ 2,116
Accumulated Unrealized Gain (Loss)	3,778	17,684
Fair Value	$ 5,735	$ 19,800
VBI Vaccines Inc [Member]
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares	2,000	8,000
Cost	$ 4,232	$ 16,927
Accumulated Unrealized Gain (Loss)	150	22,033
Fair Value	$ 4,382	$ 38,960
Great Thunder Gold Corp [Member]
Disclosure of fair values of items used as deemed cost [line items]
Number of Shares	10,819	10,819
Cost	$ 866	$ 866
Accumulated Unrealized Gain (Loss)	(703)	431
Fair Value	$ 163	$ 1,297